UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-5723

Name of Fund:  Merrill Lynch Developing Capital Markets Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Developing Capital Markets Fund, Inc.,
       800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Merrill Lynch Developing Capital Markets Fund, Inc.

Schedule of Investments as of September 30, 2005                                                                (in U.S. dollars)
                                                     Shares
Africa              Industry                           Held  Common Stocks                                                  Value
South               Air Freight &                   110,465  Imperial Holdings Ltd.                               $     2,310,874
Africa - 8.4%       Logistics - 1.0%

                    Commercial Banks - 1.8%         274,956  ABSA Group Ltd.                                            4,056,636

                    Commercial Services &         1,872,342  Mvelaphanda Group Ltd.                                     2,294,154
                    Supplies - 1.0%

                    Diversified                     144,100  Telkom SA Ltd.                                             2,859,017
                    Telecommunication
                    Services - 1.3%

                    Household Durables - 0.5%       157,770  Lewis Group Ltd.                                           1,067,070

                    Metals & Mining - 1.1%           54,950  AngloGold Ashanti Ltd.                                     2,384,621

                    Wireless Telecommunication      455,950  MTN Group Ltd.                                             3,778,726
                    Services - 1.7%

                                                             Total Common Stocks in Africa - 8.4%                      18,751,098


Europe


Czech               Electric Utilities - 1.5%       110,420  CEZ                                                        3,335,446
Republic - 1.5%

                                                             Total Common Stocks in the Czech Republic                  3,335,446


Poland - 1.9%       Oil, Gas & Consumable           263,520  Polish Oil & Gas Co. (a)                                     324,592
                    Fuels - 1.9%                    190,970  Polski Koncern Naftowy Orlen SA                            3,928,311
                                                                                                                  ---------------
                                                                                                                        4,252,903

                                                             Total Common Stocks in Poland                              4,252,903


Russia - 7.8%       Diversified                     115,100  AFK Sistema (a)(b)                                         2,819,950
                    Telecommunication
                    Services - 1.3%

                    Metals & Mining - 1.5%           44,170  MMC Norilsk Nickel (b)                                     3,504,889

                    Oil, Gas & Consumable            79,218  LUKOIL (b)                                                 4,574,840
                    Fuels - 4.5%                     82,200  Surgutneftegaz (b)                                         5,430,870
                                                                                                                  ---------------
                                                                                                                       10,005,710

                    Wireless Telecommunication       28,700  Mobile Telesystems (b)                                     1,167,516
                    Services - 0.5%

                                                             Total Common Stocks in Russia                             17,498,065


Turkey - 2.8%       Commercial Banks - 1.8%         311,613  Denizbank AS                                               1,667,185
                                                    339,560  Turkiye Is Bankasi-C                                       2,359,195
                                                                                                                  ---------------
                                                                                                                        4,026,380

                    Construction &                  204,942  Enka Insaat Ve Sanayi AS                                   2,238,638
                    Engineering - 1.0%

                                                             Total Common Stocks in Turkey                              6,265,018

                                                             Total Common Stocks in Europe - 14.0%                     31,351,432



Latin America


Brazil - 17.6%      Airlines - 0.7%                  49,850  Gol - Linhas Aereas Inteligentes SA (b)                    1,617,632

                    Commercial Banks - 2.5%          51,944  Banco Bradesco SA (b)                                      2,541,100
                                                     59,140  Uniao de Bancos Brasileiros SA (b)                         3,110,764
                                                                                                                  ---------------
                                                                                                                        5,651,864

                    Diversified                      99,630  Tele Norte Leste Participacoes SA                          2,269,159
                    Telecommunication
                    Services - 1.0%

                    Electric Utilities - 0.8%        49,737  Cia Energetica de Minas Gerais (b)                         1,893,985

                    Metals & Mining - 3.5%          199,066  Companhia Vale do Rio Doce (b)                             7,745,658

                    Multiline Retail - 1.4%      60,990,000  Lojas Americanas SA                                        1,413,807
                                                     69,716  Lojas Renner SA (a)                                        1,725,915
                                                                                                                  ---------------
                                                                                                                        3,139,722

                    Oil, Gas & Consumable           168,993  Petroleo Brasileiro SA (b)                                10,773,304
                    Fuels - 4.8%

                    Personal Products - 0.6%         32,170  Natura Cosmeticos SA                                       1,288,740

                    Real Estate - 0.8%              113,797  Cyrela Brazil Realty SA                                      942,482
                                                      9,543  Cyrela Brazil Realty SA (a)(b)                               781,572
                                                                                                                  ---------------
                                                                                                                        1,724,054

                    Transportation                   36,404  All America Latina Logistica SA                            1,450,163
                    Infrastructure - 1.5%                 3  All America Latina Logistica SA Preferred Shares                  19
                                                     65,950  Cia de Concessoes Rodoviarias                              1,883,522
                                                                                                                  ---------------
                                                                                                                        3,333,704

                                                             Total Common Stocks in Brazil                             39,437,822


Chile - 1.0%        Independent Power Producers &    72,130  Empresa Nacional de Electricidad SA (b)                    2,150,195
                    Energy Traders - 1.0%

                                                             Total Common Stocks in Chile                               2,150,195


Mexico - 5.9%       Construction &                2,454,300  Empresas ICA Sociedad Controladora SA de CV (a)              935,414
                    Engineering - 0.4%

                    Food & Staples                  237,914  Wal-Mart de Mexico SA de CV                                1,209,906
                    Retailing - 0.5%

                    Household Durables - 2.1%     1,472,016  Corp GEO SA de CV Series B (a)                             4,572,898

                    Metals & Mining - 0.5%          551,000  Grupo Mexico SA de CV                                      1,083,232

                    Wireless Telecommunication      202,803  America Movil SA de CV (b)                                 5,337,775
                    Services - 2.4%

                                                             Total Common Stocks in Mexico                             13,139,225

                                                             Total Common Stocks in Latin America - 24.5%              54,727,242



Middle East


Egypt - 0.5%        Wireless Telecommunication       66,400  Vodafone Egypt Telecommunications Co. SAE                  1,095,369
                    Services - 0.5%

                                                             Total Common Stocks in Egypt                               1,095,369


Israel - 2.6%       Commercial Banks - 1.7%         576,990  Bank Hapoalim Ltd.                                         2,244,199
                                                    302,282  United Mizrahi Bank Ltd. (a)                               1,566,974
                                                                                                                  ---------------
                                                                                                                        3,811,173

                    Software - 0.9%                  86,065  Check Point Software Technologies (a)                      2,093,101

                                                             Total Common Stocks in Israel                              5,904,274


Oman - 0.6%         Commercial Banks - 0.6%          49,280  Bank Muscat (a)(b)                                         1,293,600

                                                             Total Common Stocks in Oman                                1,293,600

                                                             Total Common Stocks in the Middle East - 3.7%              8,293,243



Pacific Basin/Asia


China - 3.7%        Diversified                   1,370,000  China Netcom Group Corp. Hong Kong Ltd.                    2,357,578
                    Telecommunication
                    Services - 1.0%

                    Food Products - 0.9%          3,007,500  People's Food Holdings Ltd.                                1,958,124

                    Oil, Gas & Consumable         5,402,500  CNOOC Ltd.                                                 3,934,662
                    Fuels - 1.8%

                                                             Total Common Stocks in China                               8,250,364


India - 1.1%        Chemicals - 0.0%                    110  Reliance Industries Ltd. (Compulsory Demat Shares)             1,985

                    Commercial Banks - 1.1%             200  State Bank of India Ltd.                                       4,270
                                                    396,100  UTI Bank Ltd.                                              2,392,006
                                                                                                                  ---------------
                                                                                                                        2,396,276

                                                             Total Common Stocks in India                               2,398,261


Malaysia - 2.1%     Automobiles - 0.9%              855,900  Proton Holdings BHD                                        1,873,488

                    Commercial Banks - 1.2%       1,819,190  Commerce Asset Holdings BHD                                2,702,962

                    Construction &                   43,000  IJM Corp. BHD                                                 55,447
                    Engineering - 0.0%

                    Food Products - 0.0%             17,200  IJM Plantations BHD                                            5,613

                                                             Total Common Stocks in Malaysia                            4,637,510


Philippines - 0.6%  Electric Utilities - 0.6%     3,817,560  Manila Electric Co. (a)                                    1,430,563

                                                             Total Common Stocks in the Philippines                     1,430,563


South               Building Products - 0.8%          8,539  KCC Corp.                                                  1,762,732
Korea - 19.1%
                    Commercial Banks - 4.6%         256,100  Industrial Bank of Korea                                   3,245,819
                                                    119,551  Kookmin Bank                                               7,059,421
                                                                                                                  ---------------
                                                                                                                       10,305,240

                    Construction &                   50,900  GS Engineering & Construction Corp.                        2,033,068
                    Engineering - 0.9%

                    Diversified Financial            96,484  GS Holdings Corp.                                          2,464,210
                    Services - 1.1%

                    Diversified Telecommunication    25,500  KT Corp.                                                   1,078,517
                    Services - 1.0%                  49,567  KT Corp. (b)                                               1,115,258
                                                                                                                  ---------------
                                                                                                                        2,193,775

                    Electronic Equipment &          102,060  LS Industrial Systems Co. Ltd.                             2,841,805
                    Instruments - 1.3%

                    Oil, Gas & Consumable            41,300  SK Corp.                                                   2,399,088
                    Fuels - 1.1%

                    Semiconductors &                 23,543  Samsung Electronics Co., Ltd.                             13,291,679
                    Semiconductor
                    Equipment - 5.9%

                    Trading Companies &             195,930  Samsung Corp.                                              3,395,618
                    Distributors - 1.5%

                    Wireless Telecommunication       10,390  SK Telecom Co., Ltd.                                       2,020,139
                    Services - 0.9%

                                                             Total Common Stocks in South Korea                        42,707,354

Sri Lanka - 0.4%    Diversified                   4,610,100  Dialog Telekom Ltd. (a)                                      898,544
                    Telecommunication
                    Services - 0.4%

                                                             Total Common Stocks in Sri Lanka                             898,544


Taiwan - 11.8%      Capital Markets - 0.8%        4,606,000  Capital Securities Corp.                                   1,818,222

                    Commercial Banks - 0.1%         480,687  Taishin Financial Holdings Co., Ltd.                         281,730

                    Communications                2,253,900  D-Link Corp.                                               2,336,387
                    Equipment - 1.0%

                    Computers &                   1,265,250  LITE-ON IT Corp.                                           1,496,469
                    Peripherals - 2.5%            2,446,541  Quanta Computer, Inc.                                      4,010,542
                                                                                                                  ---------------
                                                                                                                        5,507,011

                    Electronic Equipment &        1,859,574  Delta Electronics, Inc.                                    3,177,226
                    Instruments - 3.2%            1,172,733  Optimax Technology Corp.                                   1,908,290
                                                  1,210,826  Wintek Corp.                                               1,948,384
                                                                                                                  ---------------
                                                                                                                        7,033,900

                    Health Care Equipment &         505,760  Pihsiang Machinery Manufacturing Co., Ltd.                   816,886
                    Supplies - 0.4%

                    Industrial                    2,752,920  Far Eastern Textile Co. Ltd.                               1,663,258
                    Conglomerates - 0.7%

                    Semiconductors &              4,362,970  Advanced Semiconductor Engineering Inc.                    2,944,977
                    Semiconductor                 5,956,676  Pro Mos Technologies Inc.                                  1,759,064
                    Equipment - 2.1%                                                                              ---------------
                                                                                                                        4,704,041

                    Wireless Telecommunication    2,305,500  Taiwan Cellular Corp.                                      2,195,350
                    Services - 1.0%

                                                             Total Common Stocks in Taiwan                             26,356,785


Thailand - 4.4%     Commercial Banks - 2.0%         740,790  Bangkok Bank PCL Foreign Shares                            2,056,497
                                                  7,513,900  Bank of Ayudhya PCL                                        2,451,875
                                                                                                                  ---------------
                                                                                                                        4,508,372

                    Media - 0.4%                    611,100  United Broadcasting Corp. PCL (a)(b)                         337,805
                                                  1,137,900  United Broadcasting Corp. PCL Foreign Shares (a)             629,011
                                                                                                                  ---------------
                                                                                                                          966,816

                    Oil, Gas & Consumable         1,264,400  Thai Oil PCL Foreign Shares                                2,309,266
                    Fuels - 1.0%

                    Wireless Telecommunication      835,000  Advanced Info Service PCL Foreign Shares                   2,196,031
                    Services - 1.0%

                                                             Total Common Stocks in Thailand                            9,980,485

                                                             Total Common Stocks in the Pacific Basin/Asia - 43.2%     96,659,866

                                                             Total Common Stocks (Cost - $166,608,540) - 93.8%        209,782,881



Africa                                                       Preferred Stocks
South               Diversified Financial             8,635  Lereko Mobility Proprietary Ltd.                              51,598
Africa - 0.0%       Services - 0.0%

                                                             Total Preferred Stocks (Cost - $40,529) - 0.0%                51,598



Pacific Basin/Asia                                           Structured Notes
India - 6.2%        Capital Markets - 3.5%                   Deutsche Bank AG London:
                                                     81,330      (Bharat Heavy Electricals), due 6/18/2007              2,261,958
                                                    181,710      (Tata Motors Ltd.) due 6/18/2007                       2,205,578
                                                    106,109      (Voltas Ltd.), due 11/26/2007                          1,145,585
                                                    310,280  UBS AG Zero-Coupon Equity-Linked Note
                                                             (Jaiprakash Associates Ltd.), due 2/28/2006                2,109,904
                                                                                                                  ---------------
                                                                                                                        7,723,025

                    Diversified Financial            64,840  Citigroup Global Markets Holdings, Inc. (Infosys
                    Services - 2.7%                          Technologies Ltd.), due 1/19/2009                          3,699,122
                                                    289,570  Morgan Stanley (Bharti Tele-ventures Ltd.),
                                                             due 8/10/2007                                              2,304,948
                                                                                                                  ---------------
                                                                                                                        6,004,070

                                                             Total Structured Notes (Cost - $11,081,862) - 6.2%        13,727,095


                                                 Beneficial
                                                   Interest  Short-Term Securities
                                              $   1,093,287  Merrill Lynch Liquidity Series, LLC
                                                             Cash Sweep Series I (c)                                    1,093,287

                                                             Total Short-Term Securities
                                                             (Cost - $1,093,287) - 0.5%                                 1,093,287

                                                             Total Investments (Cost - $178,824,218*) - 100.5%        224,654,861
                                                             Liabilities in Excess of Other Assets - (0.5%)           (1,022,377)
                                                                                                                  ---------------
                                                             Net Assets - 100.0%                                  $   223,632,484
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      179,357,169
                                                 ==================
    Gross unrealized appreciation                $       50,021,163
    Gross unrealized depreciation                       (4,723,471)
                                                 ------------------
    Net unrealized appreciation                  $       45,297,692
                                                 ==================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                  $   (2,819,675)       $   19,462


    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Developing Capital Markets Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date: November 17, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date: November 17, 2005